GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
General and administrative expenses
All figures in USD ‘000	2014	2013	2012
Management fee to related party	-	-	500
Directors and officers insurance	86	80	74
Salaries and wages	7,734	6,560	3,282
Audit, legal and consultants	1,431	5,575	1,007
Administrative services provided by related party	-	-	3,930
Other fees and expenses	4,076	4,213	1,718

Compensation – Restricted shares to Manager	-	-	1,540
Share-based compensation	1,096	2,093	1,258
Deferred compensation plan	440	1,033	1,391
Total for year ended December 31,	14,863	19,555	14,700